Short-Term Loans (Details)	Dec. 31, 2021 USD ($)
Short-Term Loans (Details) [Line Items]
short-term loan	$ 15,000,000
Biotechnology Value Fund, L.P. [Member]
Short-Term Loans (Details) [Line Items]
short-term loan	8,139,000
Biotechnology Value Fund II, L.P., [Member]
Short-Term Loans (Details) [Line Items]
short-term loan	5,946,000
Biotechnology Value Trading Fund OS, L.P. [Member]
Short-Term Loans (Details) [Line Items]
short-term loan	$ 915,000